NATURE OF BUSINESS (Details Textual) (USD $)	3 Months Ended			12 Months Ended		18 Months Ended					1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Aug. 10, 2011	May 29, 2009	Jan. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Dine Out [Member]	Dec. 31, 2012 KPL [Member]	Dec. 31, 2012 DFLO [Member]	Dec. 31, 2012 TPL [Member]	Dec. 31, 2012 CPL [Member]	Dec. 31, 2012 DLOG [Member]	Dec. 31, 2012 CRK [Member]	Dec. 31, 2012 CHL [Member]	Dec. 31, 2012 C&S [Member]
Stockholders' Equity Note, Stock Split				Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in all periods presented.
Entity Incorporation, State Country Name												England and Wales	South Africa	South Africa	South Africa	South Africa	South Africa	Hungary and Poland	South Africa	South Africa
Entity Incorporation, Date Of Incorporation												Oct. 29, 2009	Aug. 30, 2011	Aug. 16, 2011	Aug. 18, 2011	Aug. 29, 2011	Aug. 27, 2011	Oct. 12, 2011	Mar. 24, 2009	Oct. 01, 2011
Equity Method Investment, Ownership Percentage	49.00%			49.00%		49.00%				23.00%		89.00%	90.00%	82.00%	88.00%	90.00%	88.00%	80.00%	50.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Parent													10.00%	18.00%	12.00%	10.00%	12.00%	20.00%
Assets, Current	$ 1,139,221			$ 2,030,375	$ 641,963	$ 1,139,221
Liabilities, Current	1,623,063			1,772,852	3,720,486	1,623,063
Working Capital Balance(Deficit)	483,842			257,523	(3,078,523)	483,842
Net Income (Loss) Attributable To Parent	(737,843)	(703,785)		(3,166,565)	(1,162,714)
Other Comprehensive Income (Loss), Available-For-Sale Securities Adjustment, Before Tax, Portion Attributable To Parent	(23,764)	(105,618)		(261,404)	(13,005)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net Of Tax	13,516	(8,714)		29,013	(4,372)
Other comprehensive income (loss)	(748,091)	(818,117)		(3,398,956)	(1,180,091)
Approximate General and Administrative Expenses	730,000			650,000
Going Concern Description	Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in its Hooters restaurant which was opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.			In addition, as announced in March 2013, we will be exiting operating our investment management subsidiary which we believe will save us approximately $50,000 per quarter starting with the second quarter of 2013. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.
Line of Credit, Current							500,000
Notes Payable To Bank	234,121			236,110	242,964	234,121
Debt Instrument, Maturity Date	Aug. 31, 2013		Jan. 04, 2012	Aug. 31, 2013
Line of Credit Facility, Amount Outstanding	235,902			361,586		235,902			2,000,000
Other Liabilities								170,686
Gain on extinguishment of debt	70,900	0				72,108
Payment Of Bank Liabilities	99,000					98,578
Director Sitting Fee											100,000
Professional Fees				$ 150,000